	RMB International Fund
	Portfolio Holdings As of September 30, 2020 (Unaudited)

		Number of Shares	Value
	Common Stocks 97.2%
	(percentage of net assets)
	AUSTRALIA 1.4%
	National Australia Bank Ltd.	237,956	$3,057,009

	BERMUDA 2.0%
	Hiscox Ltd.	370,102	4,270,613

	CANADA 2.0%
	Open Text Corp.	101,190	4,276,950

	FINLAND 3.0%
	Sampo OYJ - Class A	161,335	6,389,366

	FRANCE 8.7%
	Atos SE	59,474	4,779,127
	LVMH Moet Hennessy Louis Vuitton SE	15,589	7,294,146
	Schneider Electric SE	51,996	6,463,084
			18,536,357
	GERMANY 4.5%
	BASF SE	107,013	6,516,709
*	Evotec SE	116,510	3,071,729
			9,588,438
	HONG KONG 2.4%
	Hong Kong Exchanges & Clearing Ltd.	86,625	4,077,741
	Link REIT	132,505	1,085,797
			5,163,538
	IRELAND 4.0%
	Kerry Group PLC - Class A	67,221	8,610,096

	JAPAN 33.3%
	Horiba Ltd.	59,000	3,085,786
	ITOCHU Corp.	123,100	3,152,079
	Kao Corp.	83,688	6,282,522
	Keyence Corp.	4,940	2,309,348
	Matsumotokiyoshi Holdings Co Ltd.	92,800	3,383,663
	MS&AD Insurance Group Holdings, Inc.	77,200	2,080,016
	Murata Manufacturing Co. Ltd.	73,700	4,792,501
	Nitto Denko Corp.	63,800	4,156,491
	ORIX Corp.	372,400	4,651,377
	Recruit Holdings Co. Ltd.	114,100	4,531,523
	Shionogi & Co. Ltd.	112,400	6,016,126
	SoftBank Group Corp.	34,729	2,148,842
	Sony Corp.	55,100	4,222,976

		Stanley Electric Co Ltd.	82,600	2,380,460
		Takuma Co. Ltd.	244,300	4,183,653
		Toyota Motor Corp.	103,979	6,901,088
		TV Asahi Holdings Corp.	436,568	6,932,918
				71,211,369
		NETHERLANDS 4.2%
		ASML Holding N.V.	13,612	5,027,935
		Royal Dutch Shell PLC - Class B	316,406	3,837,090
				8,865,025
		SPAIN 5.4%
		Bankinter S.A.	812,615	3,498,291
		Grifols S.A.	278,937	8,020,917
				11,519,208
		SWEDEN 1.3%
		Alfa Laval AB	128,012	2,825,803

		SWITZERLAND 13.4%
		Lonza Group AG	11,430	7,053,859
		Nestle S.A.	53,571	6,375,594
		Novartis AG	97,347	8,452,088
		STMicroelectronics N.V.	217,346	6,666,043
				28,547,584
		UNITED KINGDOM 11.6%
		Diageo PLC	104,053	3,574,103
		Intertek Group PLC	65,552	5,348,846
		Lloyds Banking Group PLC	12,748,996	4,328,075
*		Rentokil Initial PLC	1,007,210	6,961,724
		Rio Tinto PLC	76,872	4,625,601
				24,838,349
		Total Common Stocks (Cost $195,590,476)		207,699,705

		Short-Term Investments 3.3%
		(percentage of net assets)
		MONEY MARKET FUNDS 3.3%
		First American Government Obligations Fund - Class X - 0.07% [a]	7,001,121	7,001,121
		Total Short-Term Investments (Cost $7,001,121)		7,001,121

		Total Investments 100.5% (Cost $202,591,597)		$214,700,826
		Liabilities, less cash and other assets (0.5)%		(1,004,683)
		Net Assets 100.0%		$213,696,143

	*	Indicates securities that do not produce income.
	a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

	At September 30, 2020	Level 1	Level 2	Level 3	Total
	RMB International Fund
	Assets
	Common Stocks[1,2]	$4,276,950	$203,422,755	$-	$207,699,705
	Short-Term Investments	7,001,121	-	-	7,001,121
	Total Investments in Securities	$11,278,071	$203,422,755	$-	$214,700,826

[1]	Refer to the Fund's Portfolio Holdings for the breakdown of holdings by country.
[2]	Foreign securities valued using systemic fair valuation are moved from Level 1 to Level 2.
	The table below provides a breakdown, by country, of the Fund’s Level 2 securities at
	September 30, 2020.

RMB
International
Fund
Australia	$3,057,009
Bermuda	4,270,613
Finland	6,389,366
France	18,536,357
Germany	9,588,438
Hong Kong	5,163,538
Ireland	8,610,096
Japan	71,211,369
Netherlands	8,865,025
Spain	11,519,208
Sweden	2,825,803
Switzerland	28,547,584
United Kingdom	24,838,349
Total	$203,422,755